Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2015
Registrant Name	HOTCHKIS & WILEY FUNDS /DE/
Central Index Key	0001145022
Amendment Flag	false
Document Creation Date	Dec. 28, 2015
Document Effective Date	Dec. 31, 2015
Prospectus Date	Dec. 31, 2015
Hotchkis and Wiley International Value Fund | Class I
Prospectus:
Trading Symbol	HWNIX